FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 37,570,270
Ending Balance	34,317,259	[1]	$ 37,570,270
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,318,452
Ending Balance	566,597		1,318,452
Stage 3 | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(843,307)
Ending Balance	(665,140)		(843,307)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,524,575
Ending Balance	32,823,352		36,524,575
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,489,294
Ending Balance	9,363,972		13,489,294
Fair value through OCI and amortized cost | Debt instruments | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	58,937		55,803	$ 64,901
Reclassification to assets held for sale	41,404
Sales and maturities	(7,690)		(17,082)	(9,459)
New debt instruments purchased	10,252		16,410	10,497
Net provisions recognized during the period	(2,247)		(1,803)	1,148
Foreign Exchange	(1,152)		5,609	(11,284)
Ending Balance	16,696		58,937	55,803
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,998,652
Ending Balance	6,313,062		12,998,652
Fair value through OCI and amortized cost | Debt instruments | Stage 1 | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	33,409		29,939	29,881
Reclassification to assets held for sale	21,583
Transfer from stage 1 to stage 2	(1,568)		(3,213)
Transfer from stage 1 to stage 3				(13,951)
Transfer from stage 2 to stage 1	14		298	129
Sales and maturities	(7,690)		(11,187)	(9,459)
New debt instruments purchased	10,252		13,296	10,497
Net provisions recognized during the period	15		1,465	19,030
Foreign Exchange	(473)		2,811	(6,188)
Ending Balance	12,376		33,409	29,939
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	454,065
Ending Balance	3,050,910		454,065
Fair value through OCI and amortized cost | Debt instruments | Stage 2 | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	8,120		11,913	35,020
Reclassification to assets held for sale	2,413
Transfer from stage 1 to stage 2	1,568		3,213
Transfer from stage 2 to stage 1	(14)		(298)	(129)
Sales and maturities	0		(5,895)
New debt instruments purchased	0		3,114
Net provisions recognized during the period	(2,262)		(4,482)	(17,882)
Foreign Exchange	(679)		555	(5,096)
Ending Balance	4,320		8,120	11,913
Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,577
Ending Balance			36,577
Fair value through OCI and amortized cost | Debt instruments | Stage 3 | Allowance for loans, advances, and lease losses
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	17,408		13,951	0
Reclassification to assets held for sale	17,408
Transfer from stage 1 to stage 3				13,951
Net provisions recognized during the period	0		1,214
Foreign Exchange	0		2,243
Ending Balance	$ 0		$ 17,408	$ 13,951

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.